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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21269

Evergreen Income Advantage Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Income Advantage Fund, for the quarter ended July 31, 2006. This one series has an April 30 fiscal year end.

Date of reporting period:           July 31, 2006

Item 1 – Schedule of Investments

EVERGREEN INCOME ADVANTAGE FUND
SCHEDULE OF INVESTMENTS

July 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 138.4%
CONSUMER DISCRETIONARY 45.2%
Auto Components 4.9%
Accuride Corp., 8.50%, 02/01/2015	$7,250,000	$6,778,750
Goodyear Tire & Rubber Co., 9.00%, 07/01/2015 þ	7,000,000	6,772,500
Tenneco Automotive, Inc., 8.625%, 11/15/2014 þ	14,350,000	14,314,125
TRW Automotive, Inc., 11.00%, 02/15/2013 þ	7,000,000	7,682,500
Visteon Corp., 8.25%, 08/01/2010 þ	10,600,000	9,805,000

		45,352,875

Automobiles 0.9%
General Motors Corp., 8.375%, 07/15/2033 þ	10,000,000	8,250,000

Diversified Consumer Services 1.3%
Carriage Services, Inc., 7.875%, 01/15/2015	3,600,000	3,528,000
Education Management Corp.:
8.75%, 06/01/2014 144A	3,750,000	3,778,125
10.25%, 06/01/2016 144A	4,250,000	4,313,750

		11,619,875

Hotels, Restaurants & Leisure 6.1%
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010 þ	7,000,000	7,358,750
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	15,000,000	15,562,500
MGM MIRAGE, Inc., 9.75%, 06/01/2007	13,000,000	13,406,250
Seneca Gaming Corp., Ser. B, 7.25%, 05/01/2012 ##	1,750,000	1,715,000
Town Sports International, Inc., 9.625%, 04/15/2011	4,057,000	4,219,280
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	12,750,000	13,865,625

		56,127,405

Household Durables 3.6%
Hovnanian Enterprises, Inc., 7.75%, 05/15/2013 þ	7,000,000	6,317,500
Jarden Corp., 9.75%, 05/01/2012 þ	9,125,000	9,535,625
Libbey, Inc., 12.42%, 06/01/2011 144A þ	7,100,000	6,993,500
Standard Pacific Corp., 9.25%, 04/15/2012 þ	7,000,000	6,685,000
Technical Olympic USA, Inc., 10.375%, 07/01/2012	4,800,000	4,200,000

		33,731,625

Media 16.4%
AMC Entertainment, Inc.:
9.875%, 02/01/2012 þ	5,000,000	5,068,750
Ser. B, 8.625%, 08/15/2012	11,430,000	11,730,037
American Media Operations, Inc., Ser. B, 10.25%, 05/01/2009	7,000,000	6,571,250
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012 þ	14,510,000	14,437,450
Cinemark USA, Inc., 9.00%, 02/01/2013	12,000,000	12,630,000
Dex Media East, LLC:
9.875%, 11/15/2009	11,500,000	12,204,375
12.125%, 11/15/2012 þ	7,000,000	7,857,500
Houghton Mifflin Co., 8.25%, 02/01/2011	7,125,000	7,231,875
Mediacom Communications Corp., 9.50%, 01/15/2013 þ	21,250,000	21,621,875
Paxson Communications Corp., FRN, 11.76%, 01/15/2013 144A	9,000,000	9,157,500
R.H. Donnelley Corp., 10.875%, 12/15/2012	12,000,000	13,245,000
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	12,500,000	12,687,500
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013 þ	11,200,000	10,528,000
Visant Corp., 7.625%, 10/01/2012	7,465,000	7,269,044

		152,240,156

Multi-line Retail 1.6%
Neiman Marcus Group, Inc.:
9.00%, 10/15/2015	7,000,000	7,411,250
10.375%, 10/15/2015 þ	7,000,000	7,463,750

		14,875,000

EVERGREEN INCOME ADVANTAGE FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Specialty Retail 5.4%
American Achievement Corp., 8.25%, 04/01/2012	$6,155,000	$6,093,450
Baker & Taylor, Inc., 11.50%, 07/01/2013 144A	8,000,000	8,040,000
Central Garden & Pet Co., 9.125%, 02/01/2013	7,000,000	7,227,500
Linens 'n Things, Inc., 11.13%, 01/15/2014 144A þ	4,250,000	3,963,125
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	10,000,000	10,612,500
United Auto Group, Inc., 9.625%, 03/15/2012	13,500,000	14,141,250

		50,077,825

Textiles, Apparel & Luxury Goods 5.0%
Levi Strauss & Co.:
9.75%, 01/15/2015	14,025,000	14,445,750
12.25%, 12/15/2012	6,500,000	7,312,500
Norcross Safety Products, LLC, Ser. B, 9.875%, 08/15/2011	2,750,000	2,873,750
Oxford Industries, Inc., 8.875%, 06/01/2011	12,000,000	12,120,000
Unifi, Inc., 11.50%, 05/15/2014 144A	6,000,000	5,835,000
Warnaco Group, Inc., 8.875%, 06/15/2013	3,200,000	3,284,000

		45,871,000

CONSUMER STAPLES 5.1%
Food & Staples Retailing 2.3%
Ingles Markets, Inc., 8.875%, 12/01/2011 þ	7,000,000	7,350,000
Rite Aid Corp., 12.50%, 09/15/2006	13,675,000	13,845,938

		21,195,938

Food Products 1.5%
Del Monte Foods Co., 8.625%, 12/15/2012	13,220,000	13,781,850

Personal Products 1.3%
Playtex Products, Inc., 8.00%, 03/01/2011	12,100,000	12,599,125

ENERGY 14.4%
Energy Equipment & Services 4.4%
Dresser-Rand Group, Inc.:
7.375%, 11/01/2014	5,616,000	5,391,360
10.125%, 04/15/2011	10,500,000	10,710,000
GulfMark Offshore, Inc., 7.75%, 07/15/2014 þ	4,100,000	4,007,750
Hanover Compressor Co., 8.75%, 09/01/2011	7,000,000	7,332,500
Parker Drilling Co., 9.625%, 10/01/2013 þ	11,955,000	13,030,950

		40,472,560

Oil, Gas & Consumable Fuels 10.0%
ANR Pipeline Co., 8.875%, 03/15/2010	2,735,000	2,903,892
Chesapeake Energy Corp.:
7.50%, 09/15/2013	7,000,000	7,078,750
7.75%, 01/15/2015	7,750,000	7,846,875
El Paso Corp., 7.875%, 06/15/2012 þ	7,000,000	7,192,500
El Paso Production Holding Co., 7.75%, 06/01/2013	10,500,000	10,723,125
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	12,050,000	12,532,000
Plains Exploration & Production Co., 8.75%, 07/01/2012	12,999,000	13,665,199
Premcor Refining Group, Inc., 9.50%, 02/01/2013	6,500,000	7,082,907
Targa Resources, Inc., 8.50%, 11/01/2013 144A	7,250,000	7,141,250
Williams Cos.:
7.50%, 01/15/2031	6,750,000	6,530,625
8.125%, 03/15/2012	9,750,000	10,261,875

		92,958,998

EVERGREEN INCOME ADVANTAGE FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS 9.4%
Consumer Finance 5.7%
CCH II Capital Corp., 10.25%, 09/15/2010	$14,250,000	$14,463,750
Ford Motor Credit Corp., 9.75%, 09/15/2010 144A	15,000,000	14,858,565
Northern Telecom Capital Corp., 7.875%, 06/15/2026	9,000,000	7,650,000
Terra Capital, Inc., 11.50%, 06/01/2010	9,300,000	10,090,500
Triad Financial Corp., Ser. B, 11.125%, 05/01/2013	6,500,000	6,240,000

		53,302,815

Insurance 1.0%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013 þ	8,750,000	8,968,750

Real Estate Investment Trusts 2.7%
Crescent Real Estate Equities Co., 9.25%, 04/15/2009	10,425,000	10,802,906
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	1,400,000	1,354,500
Saxon Capital, Inc., 12.00%, 05/01/2014 144A þ	5,000,000	5,100,000
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	7,825,000	7,668,500

		24,925,906

HEALTH CARE 7.1%
Health Care Equipment & Supplies 1.6%
Universal Hospital Services, Inc., 10.125%, 11/01/2011	14,715,000	15,303,600

Health Care Providers & Services 5.5%
Extendicare Health Services, Inc., 9.50%, 07/01/2010	13,000,000	13,633,750
HCA, Inc., 8.75%, 09/01/2010	19,750,000	19,947,500
IASIS Healthcare Corp., 8.75%, 06/15/2014	10,600,000	10,229,000
Select Medical Corp., 7.625%, 02/01/2015	8,150,000	6,968,250

		50,778,500

INDUSTRIALS 6.0%
Commercial Services & Supplies 1.9%
Allied Waste North America, Inc., 9.25%, 09/01/2012	16,500,000	17,613,750

Machinery 4.1%
Case New Holland, Inc., 9.25%, 08/01/2011	23,250,000	24,615,937
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	3,950,000	3,767,313
RBS Global, Inc., 9.50%, 08/01/2014 144A	9,250,000	9,296,250

		37,679,500

INFORMATION TECHNOLOGY 5.5%
Electronic Equipment & Instruments 1.0%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	8,850,000	9,358,875

IT Services 2.8%
SunGard Data Systems, Inc.:
9.125%, 08/15/2013	21,350,000	21,910,437
10.25%, 08/15/2015	4,150,000	4,227,813

		26,138,250

Software 1.7%
UGS Corp., 10.00%, 06/01/2012	14,060,000	15,202,375

MATERIALS 23.9%
Chemicals 9.1%
Equistar Chemicals, LP, 10.625%, 05/01/2011	14,000,000	15,120,000
Ethyl Corp., 8.875%, 05/01/2010	12,000,000	12,315,000
Huntsman Advanced Materials, LLC, 11.625%, 10/15/2010	7,000,000	7,743,750

EVERGREEN INCOME ADVANTAGE FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Chemicals continued
Huntsman International, LLC, 11.50%, 07/15/2012	$15,085,000	$16,895,200
Lyondell Chemical Co.:
9.50%, 12/15/2008	1,178,000	1,216,285
10.50%, 06/01/2013	11,565,000	12,750,413
11.125%, 07/15/2012 þ	4,435,000	4,850,781
Tronox Worldwide, LLC, 9.50%, 12/01/2012	12,750,000	13,228,125

		84,119,554

Containers & Packaging 5.5%
Crown Americas, Inc., 7.75%, 11/15/2015 144A	5,000,000	4,956,250
Graham Packaging Co., 9.875%, 10/15/2014 þ	7,250,000	7,086,875
Graphic Packaging International, Inc.:
8.50%, 08/15/2011	5,000,000	5,050,000
9.50%, 08/15/2013 þ	10,000,000	10,050,000
Owens-Brockway Glass Containers, Inc.:
8.25%, 05/15/2013	10,525,000	10,709,187
8.75%, 11/15/2012	12,150,000	12,879,000

		50,731,312

Metals & Mining 5.3%
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014 þ	4,750,000	4,655,000
10.125%, 02/01/2010	9,680,000	10,357,600
Indalex Holding Corp., 11.50%, 02/01/2014 144A	9,000,000	9,202,500
United States Steel Corp., 10.75%, 08/01/2008	22,675,000	24,602,375

		48,817,475

Paper & Forest Products 4.0%
Bowater, Inc., 9.375%, 12/15/2021 þ	7,000,000	6,720,000
Buckeye Technologies, Inc., 8.50%, 10/01/2013	7,500,000	7,350,000
Georgia Pacific Corp.:
8.00%, 01/15/2024 þ	4,170,000	3,971,925
8.125%, 05/15/2011	5,000,000	5,012,500
Verso Paper Holdings, LLC:
9.125%, 08/01/2014 144A #	4,175,000	4,195,875
11.375%, 08/01/2016 144A #	10,000,000	10,000,000

		37,250,300

TELECOMMUNICATION SERVICES 13.6%
Diversified Telecommunication Services 5.8%
Citizens Communications Co., 9.25%, 05/15/2011	7,000,000	7,630,000
Consolidated Communications, Inc. 9.75%, 04/01/2012	7,800,000	8,151,000
Insight Midwest, LP:
9.75%, 10/01/2009	8,000,000	8,180,000
10.50%, 11/01/2010	8,000,000	8,360,000
Qwest Communications International, Inc.:
7.875%, 09/01/2011	7,300,000	7,592,000
8.875%, 03/15/2012	13,000,000	14,072,500

		53,985,500

Wireless Telecommunication Services 7.8%
Alamosa Holdings, Inc., 11.00%, 07/31/2010	3,400,000	3,731,500
American Cellular Corp., 10.00%, 08/01/2011	5,500,000	5,788,750
Centennial Communications Corp.:
10.00%, 01/01/2013	3,500,000	3,508,750
10.125%, 06/15/2013	10,000,000	10,600,000
Dobson Communications Corp., 8.375%, 11/01/2011	3,500,000	3,640,000

EVERGREEN INCOME ADVANTAGE FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services continued
Horizon PCS, Inc., 11.375%, 07/15/2012	$4,975,000	$5,609,312
Rural Cellular Corp.:
8.25%, 03/15/2012	13,500,000	14,006,250
9.75%, 01/15/2010 þ	7,350,000	7,405,125
Sprint Nextel Corp., Inc., Ser. D, 7.375%, 08/01/2015	10,000,000	10,255,280
UbiquiTel, Inc., 9.875%, 03/01/2011	3,375,000	3,687,188
US Unwired, Inc., Ser. B, 10.00%, 06/15/2012	3,325,000	3,674,125

		71,906,280

UTILITIES 8.2%
Electric Utilities 2.2%
Reliant Energy, Inc.:
9.25%, 07/15/2010	7,000,000	7,210,000
9.50%, 07/15/2013	13,000,000	13,390,000

		20,600,000

Independent Power Producers & Energy Traders 6.0%
AES Corp., 9.00%, 05/15/2015 144A	16,250,000	17,550,000
Dynegy, Inc., 8.375%, 05/01/2016 144A	21,250,000	20,984,375
Mirant Americas Generation, LLC, 8.50%, 10/01/2021	7,000,000	6,545,000
Mirant North America, LLC., 7.375%, 12/31/2013 144A	10,525,000	10,169,781

		55,249,156

Total Corporate Bonds (cost $1,303,807,525)		1,281,086,130

YANKEE OBLIGATIONS-CORPORATE 8.5%
CONSUMER DISCRETIONARY 1.1%
Media 1.1%
IMAX Corp., 9.625%, 12/01/2010	9,950,000	10,447,500

FINANCIALS 0.9%
Diversified Financial Services 0.9%
Ship Finance International, Ltd., 8.50%, 12/15/2013	8,640,000	8,164,800

INFORMATION TECHNOLOGY 0.8%
Electronic Equipment & Instruments 0.8%
Celestica, Inc., 7.875%, 07/01/2011 þ	7,805,000	7,765,975

MATERIALS 2.3%
Chemicals 0.8%
Ineos Group Holdings plc, 8.50%, 02/15/2016 144A þ	7,500,000	7,068,750

Metals & Mining 1.5%
Novelis, Inc., 8.00%, 02/15/2015 144A	14,750,000	14,344,375

TELECOMMUNICATION SERVICES 3.4%
Wireless Telecommunication Services 3.4%
Intelsat, Ltd.:
9.25%, 06/15/2016 144A	13,900,000	14,282,250
11.25%, 06/15/2016 144A	4,800,000	4,872,000
Rogers Wireless, Inc.:
7.50%, 03/15/2015 þ	4,350,000	4,480,500
9.625%, 05/01/2011	7,000,000	7,770,000

		31,404,750

Total Yankee Obligations-Corporate (cost $79,778,187)		79,196,150

DEBT OBLIGATIONS 1.4%
Blue Grass Energy Corp. Loan, 10.40%, 12/30/2013 # (cost $12,450,000)	12,450,000	12,543,126

EVERGREEN INCOME ADVANTAGE FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 21.7%
MUTUAL FUND SHARES 21.7%
Evergreen Institutional Money Market Fund ø ##	25,494,022	$25,494,022
Navigator Prime Portfolio þþ	175,408,667	175,408,667

Total Short-Term Investments (cost $200,902,689)		200,902,689

Total Investments (cost $1,596,938,401) 170.0%		1,573,728,095
Other Assets and Liabilities and Preferred Shares (70.0%)		(647,990,180)

Net Assets Applicable to Common Shareholders 100.0%		$925,737,915

þ	All or a portion of this security is on loan.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
FRN	Floating Rate Note

At July 31, 2006, the Fund had the following open interest rate swap agreements:

Expiration	Notional Amount	Counterparty	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Gain

11/26/2006	$105,000,000	Merrill Lynch & Co., Inc.	Fixed – 2.79%	Floating-5.35%[1]	$ 945,042
7/02/2008	100,000,000	JPMorgan Chase & Co.	Fixed – 2.74%	Floating-5.35%[1]	5,051,638
11/26/2008	65,000,000	Merrill Lynch & Co., Inc.	Fixed – 3.59%	Floating-5.39%[2]	2,440,067

[1]	This rate represents the 1 month USD London InterBank Offered Rate (LIBOR) effective for the period of July 3, 2006 through August 2, 2006.
[2]	This rate represents the 1 month USD London InterBank Offered Rate (LIBOR) effective for the period of July 26, 2006 through August 28, 2006.

On July 31, 2006, the aggregate cost of securities for federal income tax purposes was $1,597,006,401. The gross unrealized appreciation and depreciation on securities based on tax cost was $12,762,650 and $36,040,956, respectively, with a net unrealized depreciation of $23,278,306.

Item 2 — Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Income Advantage Fund

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date:         September 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date:         September 27, 2006

By:	/s/ Kasey Phillips
Kasey Phillips
Principal Financial Officer

Date:         September 27, 2006